LONG-TERM INVESTMENTS (Summary Of Financial Information Of The Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity method investments [Line Items]
Net income (loss)	$ 49,015	$ 20,317	$ (7,471)
Equity method investments [Member]
Equity method investments [Line Items]
Total current assets	318,629	76,508
Total assets	898,713	471,322
Total current liabilities	47,999	21,291
Total liabilities	412,806	225,822
Net revenues	118,814	145,745	7,881
Gross profits	105,193	138,168	5,371
Net income (loss)	$ (30,696)	$ (83,431)	$ 64,139